Issuance of common units and Series A Preferred Units (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Schedule Of Proceeds Received After Issuance Of Common Units And Preferred Units [Table Text Block]
During December 2017, the Partnership acquired the remaining 49% ownership interest in the Höegh Grace entities and settled part of the purchase price with cash of $45.3 million from the issuance of the Series A preferred units.

(in thousands of U.S. dollars)	2017
Gross proceeds received	$115,000
Less: Underwriters' discount	(3,623)
Less: Offering expenses	(453)
Net proceeds received	$110,924

As of December 31, 2016, the Partnership designated $91.8 million of the net proceeds to acquire a 51% ownership interest in Höegh LNG Colombia Holding Ltd., the owner of the entities that own and operate the Höegh Grace. The acquisition was settled on January 3, 2017. Refer to note 4.

(in thousands of U.S. dollars)	2016
Gross proceeds received	$115,956
Less: Underwriters' discount	(3,943)
Less: Offering expenses	(484)
Net proceeds received	$111,529